INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		$ 1,046,559	$ 1,448,241
Intangible assets other than goodwill, gross		1,470,951	1,918,298
Airport slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		627,742	845,959
Intangible assets other than goodwill, gross		627,742	845,959
Loyalty program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		204,615	263,806
Intangible assets other than goodwill, gross		204,615	263,806
Computer software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		139,113	220,993
Intangible assets other than goodwill, gross		528,097	656,699
Developing software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		68,521	99,193
Intangible assets other than goodwill, gross		69,379	99,193
Trademarks [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net	[1]	6,340	17,959
Intangible assets other than goodwill, gross	[1]	39,803	51,326
Other assets [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, net		228	331
Intangible assets other than goodwill, gross		$ 1,315	$ 1,315

[1]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.